Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current: Local
Current: Foreign
Deferred: Local
Deferred: Foreign
Income tax expense (benefit)